Earnings per share - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Earnings per share [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	3,793,883	3,231,060
Convertible notes (in shares)	0	0	5,445,455
Restricted share units
Earnings per share [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			2,705,989
Convertible Senior Notes Due 2022 and Due 2025 | Convertible instruments
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	7,661,365
Convertible Senior Notes Due 2025 | Convertible instruments
Earnings per share [line items]
Convertible notes (in shares)	5,757,698